Concentration of risk (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 HKD ($)
Concentration Risk [Line Items]
Credit risk description	The RMB appreciated by 0.4% from December 31, 2024 to June 30, 2025.
Amortization expense	$ 4,920	$ 5,450
Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Concentration Risk [Line Items]
Credit risk description			The RMB depreciated by 1.5% from December 31, 2023 to December 31, 2024 and depreciated by 1.7% from December 31, 2022 to December 31, 2023.
Initial recognition of operating right of use asset and lease liability					$ 407,446
Weighted-average incremental borrowing rate			5.50%			5.50%
Weighted-average lease term				2 years 9 months 18 days
Amortization expense			$ 10,603	$ 11,355	$ 14,434
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 1 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	28.00%	21.80%
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 1 [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Concentration Risk [Line Items]
Concentration of credit risk			31.10%	27.30%	19.70%
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 2 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	18.50%	15.70%
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 2 [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Concentration Risk [Line Items]
Concentration of credit risk			14.80%		10.00%
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 3 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	10.20%	10.80%
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 3 [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Concentration Risk [Line Items]
Concentration of credit risk			14.70%
Purchase [Member] | Customer Concentration Risk [Member] | Vendor 4 [Member]
Concentration Risk [Line Items]
Concentration of credit risk		10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor 1 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	19.60%		17.80%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor 1 [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Concentration Risk [Line Items]
Concentration of credit risk			17.80%	10.00%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor 2 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	14.10%		15.20%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor 2 [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Concentration Risk [Line Items]
Concentration of credit risk			15.20%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor 3 [Member]
Concentration Risk [Line Items]
Concentration of credit risk	10.80%		11.20%
Accounts Payable [Member] | Customer Concentration Risk [Member] | Vendor 3 [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Concentration Risk [Line Items]
Concentration of credit risk			11.20%
Customer 1 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	41.80%	33.20%
Customer 1 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Concentration Risk [Line Items]
Concentration of credit risk			22.10%	23.40%	48.50%
Customer 1 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	22.40%		25.00%
Customer 1 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Concentration Risk [Line Items]
Concentration of credit risk			25.00%	13.00%
Customer 2 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	33.10%	30.60%
Customer 2 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Concentration Risk [Line Items]
Concentration of credit risk			21.10%	10.20%	15.20%
Customer 2 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	15.40%		16.30%
Customer 2 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Concentration Risk [Line Items]
Concentration of credit risk			16.30%	12.30%
Customer 3 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	17.50%	12.20%
Customer 3 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Concentration Risk [Line Items]
Concentration of credit risk			15.90%		14.60%
Customer 3 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	14.60%		14.30%
Customer 3 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Concentration Risk [Line Items]
Concentration of credit risk			14.30%
Customer 4 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk		11.40%
Customer 4 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Concentration Risk [Line Items]
Concentration of credit risk			13.70%
Customer 4 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	14.60%		13.10%
Customer 4 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Concentration Risk [Line Items]
Concentration of credit risk			13.10%
Customer 5 [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Concentration Risk [Line Items]
Concentration of credit risk			12.20%
Customer 5 [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration of credit risk	11.60%
Credit Risk [Member]
Concentration Risk [Line Items]
Deposited financial institutions	$ 88,340		$ 86,508
Deposited insurance amount	64,000					$ 500,000
Credit Risk [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Concentration Risk [Line Items]
Deposited financial institutions			86,508	$ 268,102
Deposited insurance amount			64,000			$ 500,000
Credit Risk [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member] | China, Yuan Renminbi
Concentration Risk [Line Items]
Deposited insurance amount			500,000
Credit Risk [Member] | CHINA
Concentration Risk [Line Items]
Deposited insurance amount	77,000		500,000
Credit Risk [Member] | CHINA | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Concentration Risk [Line Items]
Deposited insurance amount			77,000
Credit Risk [Member] | HONG KONG
Concentration Risk [Line Items]
Deposited financial institutions	$ 67,509		22,279
Credit Risk [Member] | HONG KONG | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Concentration Risk [Line Items]
Deposited financial institutions			$ 22,279	$ 18,267